Financial assets and liabilities - financial derivatives (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	$ 43	$ 22
Liabilities, fair value	37	53
Notional amount	1,782	1,193
Cross currency interest rate swaps
Disclosure of detailed information about financial instruments [line items]
Assets, fair value		3
Liabilities, fair value	3	16
Notional amount	662	300
Commodity forward contracts
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	36	14
Liabilities, fair value	32	30
Notional amount	404	301
Forward foreign exchange contracts [member]
Disclosure of detailed information about financial instruments [line items]
Assets, fair value	7	5
Liabilities, fair value	2	7
Notional amount	$ 716	$ 592